Supplement dated June 14, 2024
to the following initial summary prospectus(es):
Nationwide Destination Future NY dated May 1, 2024
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
Effective June 21, 2024, the following changes apply:
I. The following Static Asset Allocation Models are now available as permitted investment options for Contract Owners who elect the Nationwide Lifetime Income Rider Plus Empire:
•
Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)
•
BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)
•
Janus 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)
•
American Funds 80/20 Option (65% NVIT American Funds Growth-Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)
•
Fidelity 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)
•
Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)
II. For contracts with applications signed on or after June 21, 2024, the following Static Asset Allocation Models are no longer available for Contract Owners who elect the Nationwide Lifetime Income Rider Plus Empire:
•
BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)
•
American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)
•
Nationwide Variable Insurance Trust iShares Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II)
III. The names of the following Static Asset Allocation Models are updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Moderate Option	American Funds 60/40 Option
Fidelity® VIP Funds Moderate Option	Fidelity 60/40 Option
Accordingly, the following changes apply to the initial summary prospectus:
(1) The table in the Income Benefit Investment Options sub-section of Appendix: Underlying Mutual Funds Available Under the Contract is deleted in its entirety and replaced with the following:
Investment Option	Nationwide Lifetime Income Rider Plus Empire
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X
Static Asset Allocation Models - American Funds 60/40 Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT - NVIT American Funds Bond Fund)	X
Static Asset Allocation Models - American Funds 80/20 Option (65% NVIT American Funds Growth-Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)	X
Static Asset Allocation Models – BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)	X
Static Asset Allocation Models - Fidelity 60/40 Option (40% Fidelity VIP Growth & Income, 30% Fidelity VIP Balanced and 30% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models - Fidelity 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models - Janus 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)	X
Static Asset Allocation Models - Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models - Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)	X
Custom Choice Asset Rebalancing Service	X
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